Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	CIPHERLOC Corp
Entity Central Index Key	0001022505
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Trading Symbol	CLOK